RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Borrowing Against Treppel Credit Lint Disclosure [Text Block]
NOTE 13 -	RELATED PARTY TRANSACTION – BORROWING AGAINST TREPPEL CREDIT LINE

Activity on the Treppel Credit Line Agreement during Fiscal 2013 and Fiscal 2012 is summarized as follows:

	Fiscal 2013	Fiscal 2012
Balance of Credit Line at beginning of Fiscal Year	$—	$—
Draws on credit line	600,000	—
Repayment of credit line	—	—
Balance of Credit Line at end of Fiscal Year	$600,000	$—

Interest expense accrued	$22,493	$—
Interest expense paid	9,342	—
Interest owed as of March 31,	$13,151	$—

For further details on the Treppel Credit Line, please refer to Note 2 of these financial statements as well as Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10, 2012.